Supplemental Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash	$ 2,343	$ 399
Investments with maturities from the date of acquisition of three months or less	5,244	345
Cash and cash equivalents	7,587	744	$ 1,883
Net change in non-cash working capital items
Trade and settlement receivables	(347)	(123)
Inventories	(374)	(439)
Prepaids and other current assets	(29)	(253)
Trade accounts payable and other liabilities	474	272
Net change in non-cash working capital items	$ (276)	$ (543)